RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Movements in Defined Benefit Obligation - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
Movements in the defined benefit obligation
Beginning Balance	£ (43,136)	£ (44,363)
Current service cost	(257)	(279)
Interest expense	(1,119)	(1,203)
Remeasurements:
Actuarial losses – experience	(439)	(358)
Actuarial (losses) gains – demographic assumptions	(201)	1,031
Actuarial gains (losses) – financial assumptions	2,281	(1,427)
Benefits paid	3,036	3,537
Past service cost	(108)	(14)
Settlements	17	16
Curtailments	(12)	(4)
Transfer of subsidiary	(1,154)
Exchange and other adjustments		(72)
Ending Balance	(41,092)	(43,136)
The Bank [member]
Movements in the defined benefit obligation
Beginning Balance	(27,041)	(27,924)
Current service cost	(119)	(137)
Interest expense	(689)	(762)
Remeasurements:
Actuarial losses – experience	(333)	(360)
Actuarial (losses) gains – demographic assumptions	(188)	874
Actuarial gains (losses) – financial assumptions	1,281	(944)
Benefits paid	1,965	2,340
Past service cost	(66)	(4)
Curtailments	(4)
Exchange and other adjustments	(4)	(124)
Ending Balance	£ (25,198)	£ (27,041)